Convertible note - Changes in convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value measurement
Liabilities at beginning of period	¥ 925,895
Liabilities at end of period	456,537	¥ 925,895
Convertible note
Fair value measurement
Liabilities at beginning of period	70,598	61,446	¥ 60,163
Change in fair value	5,193	9,152	1,283
Repayment during the year	(75,791)
Liabilities at end of period		70,598	61,446
Fair value changes for the year included in consolidated statement of comprehensive income for liabilities held at the year end	¥ 5,193	¥ 9,152	¥ 1,283